Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	45 Months Ended	60 Months Ended	76 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000142731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conestoga Small Cap Fund - Institutional Class
C000012946
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conestoga Small Cap Fund - Investors Class
C000136097
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conestoga SMid Cap Fund - Institutional Class
C000136096
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conestoga SMid Cap Fund - Investors Class
C000227602
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conestoga Mid Cap Fund - Institutional Class
C000227603
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conestoga Mid Cap Fund - Investors Class
C000232594
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conestoga Discovery Fund - Institutional Class
C000232593
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conestoga Discovery Fund - Investors Class
Without Sales Load [Member] | C000142731
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.53%)	(7.35%)		9.72%		9.41%
Without Sales Load [Member] | C000012946
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.61%)	(7.54%)		9.50%		9.19%
Without Sales Load [Member] | C000136097
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.76%)	(0.12%)		11.54%		10.32%
Without Sales Load [Member] | C000136096
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.89%)	(0.37%)		11.25%		10.05%
Without Sales Load [Member] | C000227602
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.89%)	(0.21%)	(0.97%)
Without Sales Load [Member] | C000227603
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.02%)	(0.42%)	(1.22%)
Without Sales Load [Member] | C000232594
Average Annual Return [Line Items]
Average Annual Return, Percent	0.55%	(0.67%)		9.40%	6.40%
Without Sales Load [Member] | C000232593
Average Annual Return [Line Items]
Average Annual Return, Percent	0.55%	(0.81%)		9.16%	6.16%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(2.21%)	7.22%		18.18%		11.80%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(2.21%)	7.22%		18.18%		11.80%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(2.21%)	7.22%		18.18%		11.80%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(2.21%)	7.22%		18.18%		11.80%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(2.21%)	7.22%	7.48%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(2.21%)	7.22%	7.48%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(2.21%)	7.22%		18.18%	12.99%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(2.21%)	7.22%		18.18%	12.99%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	(9.60%)	(4.86%)		10.78%		6.14%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	(9.60%)	(4.86%)		10.78%		6.14%
Russell 2500 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	(8.63%)	(6.37%)		11.37%		7.44%
Russell 2500 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	(8.63%)	(6.37%)		11.37%		7.44%
Russell Midcap Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	0.44%	3.57%	1.64%
Russell Midcap Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	0.44%	3.57%	1.64%
Russell Microcap Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	(8.24%)	(5.94%)		8.15%	2.49%
Russell Microcap Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	(8.24%)	(5.94%)		8.15%	2.49%